Capital Management and Risk Policies - Summary of Changes in Loss Allowance Between Beginning and End of Annual Period (Detail) - Loss allowance - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	$ 483,759,140	$ 204,629,696	$ 373,895,166
Inflation effect	(255,712,021)	(156,589,804)	(337,474,677)
Financial instruments arising from business combinations		7,111,785
Loss allowance, Ending Balance	1,284,406,924	483,759,140	204,629,696
Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	48,582,801	38,717,512	72,014,567
Inflation effect	(28,872,999)	(25,370,462)	(66,052,584)
Loss allowance, Ending Balance	136,796,062	48,582,801	38,717,512
Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	63,764,628	30,802,890	31,301,022
Inflation effect	(16,919,558)	(19,664,312)	(32,004,032)
Financial instruments arising from business combinations		6,832,890
Loss allowance, Ending Balance	49,195,283	63,764,628	30,802,890
Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	337,009,882	122,033,535	146,911,891
Inflation effect	(131,201,354)	(103,189,241)	(144,387,557)
Loss allowance, Ending Balance	776,186,189	337,009,882	122,033,535
12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	233,830,017	43,261,010	123,106,039
Inflation effect	(54,631,437)	(46,948,740)	(86,950,742)
Financial instruments arising from business combinations		5,047,101
Loss allowance, Ending Balance	128,234,811	233,830,017	43,261,010
12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	21,054,928	7,677,283	39,787,330
Inflation effect	(5,690,273)	(6,871,456)	(26,023,473)
Loss allowance, Ending Balance	16,511,375	21,054,928	7,677,283
12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	48,120,878	21,923,426	25,077,593
Inflation effect	(12,034,497)	(15,069,990)	(21,981,895)
Financial instruments arising from business combinations		2,403,092
Loss allowance, Ending Balance	28,228,041	48,120,878	21,923,426
12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	143,224,254	71,661,287	70,243,682
Inflation effect	(47,959,996)	(57,019,897)	(78,096,695)
Loss allowance, Ending Balance	164,061,186	143,224,254	71,661,287
Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	53,113,226	43,849,217	93,215,370
Inflation effect	(33,236,014)	(29,040,207)	(80,051,873)
Financial instruments arising from business combinations		0
Loss allowance, Ending Balance	198,747,799	53,113,226	43,849,217
Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	5,830,028	6,685,045	7,616,707
Inflation effect	(3,394,338)	(4,186,132)	(8,528,119)
Loss allowance, Ending Balance	18,572,257	5,830,028	6,685,045
Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	480,352	6,119,184	3,804,584
Inflation effect	(334,466)	(3,131,857)	(6,538,936)
Financial instruments arising from business combinations		0
Loss allowance, Ending Balance	1,915,622	480,352	6,119,184
Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	85,937,309	17,665,594	29,414,050
Inflation effect	(35,318,843)	(20,703,109)	(26,534,582)
Loss allowance, Ending Balance	196,684,764	85,937,309	17,665,594
Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	196,815,897	117,519,469	157,573,757
Inflation effect	(167,844,570)	(80,600,857)	(170,472,062)
Financial instruments arising from business combinations		2,064,684
Loss allowance, Ending Balance	957,424,314	196,815,897	117,519,469
Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	21,697,845	24,355,184	24,610,530
Inflation effect	(19,788,388)	(14,312,874)	(31,500,992)
Loss allowance, Ending Balance	101,712,430	21,697,845	24,355,184
Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	15,163,398	2,760,280	2,418,845
Inflation effect	(4,550,595)	(1,462,465)	(3,483,201)
Financial instruments arising from business combinations		4,429,798
Loss allowance, Ending Balance	19,051,620	15,163,398	2,760,280
Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	107,848,319	32,706,654	47,254,159
Inflation effect	(47,922,515)	(25,466,235)	(39,756,280)
Loss allowance, Ending Balance	415,440,239	107,848,319	32,706,654
Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	771,507,682	388,163,557	252,669,270
Changes in PDs/LGDs/EADs	(40,794,557)	80,326,813	(20,606,402)
Changes in the calculation methodology	22,880,338
Foreign exchange and other movements	752,599,157	184,462,061	23,109,568
Write-offs		(106,507,852)
Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	113,029,951	43,637,493	53,553,073
Changes in PDs/LGDs/EADs	20,691,495	2,463,780	(172,470)
Changes in the calculation methodology	(24,046,103)
Foreign exchange and other movements	75,214,620	33,374,194	5,341,595
Write-offs		(16,994,771)
Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	36,816,524	79,821,383	46,504,386
Changes in PDs/LGDs/EADs	5,827,586	(1,171,335)	(1,077,104)
Changes in the calculation methodology	(7,958,320)
Foreign exchange and other movements	(1,955,587)	(16,088,565)	(1,071,457)
Write-offs		(1,778,271)
Movements with P&L Impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	593,123,349	264,249,242	49,860,928
Changes in PDs/LGDs/EADs	505,271,324	187,847,434	109,545,829
Foreign exchange and other movements			11,929,761
Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	24,660,826	154,515,745	38,296,596
Changes in PDs/LGDs/EADs	21,271,605	69,589,815	(10,062,955)
Changes in the calculation methodology	(32,411,836)
Foreign exchange and other movements	(9,575,982)	6,230,968	(12,720,482)
Write-offs		(1,121,014)
Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	14,330,564	20,633,231	9,043,705
Changes in PDs/LGDs/EADs	16,521,628	1,397,461	424,956
Changes in the calculation methodology	(20,751,505)
Foreign exchange and other movements	(1,366,931)	(241,847)	(584,404)
Write-offs		0
Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	28,378,249	71,867,062	35,867,946
Changes in PDs/LGDs/EADs	3,913,705	(1,345,301)	(366,449)
Changes in the calculation methodology	(7,002,985)
Foreign exchange and other movements	(4,212,954)	(21,025,557)	(6,468,605)
Write-offs		(526,975)
Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	185,314,668	102,028,599	28,861,889
Changes in PDs/LGDs/EADs	85,595,701	120,809,631	44,997,582
Foreign exchange and other movements			9,137,786
Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	141,562,442	39,874,463	43,725,349
Changes in PDs/LGDs/EADs	(52,806,113)	6,862,924	(1,763,960)
Changes in the calculation methodology	55,293,013
Foreign exchange and other movements	45,134,359	1,788,874	10,150,167
Write-offs		0
Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	14,153,246	4,802,134	7,486,927
Changes in PDs/LGDs/EADs	3,813,974	455,805	123,724
Changes in the calculation methodology	(3,294,598)
Foreign exchange and other movements	3,889,002	729,676	1,276,323
Write-offs		0
Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,913,871	156,909	4,640,054
Changes in PDs/LGDs/EADs	913,405	313,596	67,345
Changes in the calculation methodology	(955,335)
Foreign exchange and other movements	222,987	(15,724)	5,250,354
Write-offs		0
Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	158,673,628	95,517,767	8,548,920
Changes in PDs/LGDs/EADs	140,326,581	11,036,377	20,358,820
Foreign exchange and other movements			1,470,897
Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	605,284,414	193,773,349	170,647,325
Changes in PDs/LGDs/EADs	(9,260,049)	3,874,074	(8,779,487)
Changes in the calculation methodology	(839)
Foreign exchange and other movements	717,040,780	176,442,219	25,679,883
Write-offs		(105,386,838)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	84,546,141	18,202,128	37,022,441
Changes in PDs/LGDs/EADs	355,893	610,514	(721,150)
Changes in the calculation methodology	0
Foreign exchange and other movements	72,692,549	32,886,365	4,649,676
Write-offs		(16,994,771)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	6,524,404	7,797,412	5,996,386
Changes in PDs/LGDs/EADs	1,000,476	(139,630)	(778,000)
Changes in the calculation methodology	0
Foreign exchange and other movements	2,034,380	4,952,716	146,794
Write-offs		(1,251,296)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	249,135,053	66,702,876	12,450,119
Changes in PDs/LGDs/EADs	279,349,042	56,001,426	44,189,427
Foreign exchange and other movements			1,321,078
Other movements with no P&L impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(449,832,815)	(117,837,116)	(86,963,229)
Other movements with no P&L impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(67,803,703)	(27,244,945)	(25,966,669)
Other movements with no P&L impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(30,379,990)	(14,990,052)	(12,849,925)
Other movements with no P&L impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(528,017,012)	(133,931,088)	(51,827,317)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(26,783,376)	(5,846,319)	(10,163,962)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(7,641,746)	(2,286,183)	(14,159,922)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(28,903,524)	(10,367,347)	(9,838,329)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(189,714,115)	(94,960,243)	(5,215,357)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(15,205,047)	(7,707,763)	(18,650,791)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(1,493,080)	(1,932,138)	(1,760,756)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(140,077)	(1,505,564)	(1,418,339)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(151,404,891)	(14,089,527)	(12,249,848)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(407,844,392)	(104,283,034)	(58,148,476)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(58,668,877)	(23,026,624)	(10,045,991)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(1,336,389)	(3,117,141)	(1,593,257)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(186,898,006)	(24,881,318)	(34,362,112)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(15,443,298)	(826,029)	(5,025,135)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(979,609)	(119,060)	(1,150,416)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(46,312)	(3)	(314,944)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,717,857)	(2,103,632)	(1,219,781)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	15,443,298	826,029	5,025,135
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	979,609	119,060	1,150,416
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	46,312	3	314,944
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7,717,857	2,103,632	1,219,781
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(23,935,979)	(689,672)	(2,422,472)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(593,456)	(30,805)	(242,450)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,443)	(3)	(52,713)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,312,646)	(2,099,138)	(1,448,381)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	23,935,979	689,672	2,422,472
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	593,456	30,805	242,450
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,443	3	52,713
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,312,646	2,099,138	1,448,381
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,843,703	9,807,734	6,561,472
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,527,004	849,976	518,081
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	17,924	262,474	822
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,301,883	4,727,594	3,447,425
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,843,703)	(9,807,734)	(6,561,472)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,527,004)	(849,976)	(518,081)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(17,924)	(262,474)	(822)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,301,883)	(4,727,594)	(3,447,425)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(11,725,131)	(1,206,306)	(3,824,341)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(809,841)	(157,064)	(232,581)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(213,503)	(1,193,721)	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,055,613)	(870,529)	(1,256,522)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	11,725,131	1,206,306	3,824,341
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	809,841	157,064	232,581
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	213,503	1,193,721	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,055,613	870,529	1,256,522
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	11,017,469	7,673,729	2,585,633
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	425,259	163,618	70,485
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	110,619	4,698	141,503
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(11,017,469)	(7,673,729)	(2,585,633)
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(425,259)	(163,618)	(70,485)
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(110,619)	(4,698)	(141,503)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,410,568	809,418	2,642,651
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	100,771	46,328	63,876
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	329,294	180,053	953,137
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,410,568)	(809,418)	(2,642,651)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(100,771)	(46,328)	(63,876)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja X
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (329,294)	$ (180,053)	$ (953,137)